Investment in a Joint Venture (Details) - Schedule of Summarized Statement of Financial Position of Vibe Music Arabia-LLC - Vibe Music Arabia-LLC [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Investment in a Joint Venture (Details) - Schedule of Summarized Statement of Financial Position of Vibe Music Arabia-LLC [Line Items]
Non-current assets	$ 694,692	$ 364,743
Current assets	590,877	1,389,486
Non-current liabilities	(4,526)
Current Liabilities	(52,335)	(87,239)
Total	$ 1,228,708	$ 1,666,990